Common Stock (Narrative) (Details) CAD / shares in Units, shares in Thousands, CAD in Millions			12 Months Ended
	Aug. 02, 2016 CAD CAD / shares	Sep. 28, 2015 CAD CAD / shares	Dec. 31, 2016 CAD NumberOfDays shares	Dec. 31, 2015 CAD	Jun. 30, 2016 CAD	Oct. 02, 2015 CAD
Debt Instrument [Line Items]
Interest Expense, Debt			CAD 443.0	CAD 193.0
Emera Inc | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Per Share | CAD / shares	CAD 1,000
Debt Instrument, Maturity Date	Sep. 29, 2025
Convertible debenture interest rate	0.00%
Debt Instrument, Convertible, Conversion Ratio	23.8949		0.996
Interest Expense, Debt			CAD 65.0
Interest Expense Debt After Tax			CAD 45.0
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					CAD 21.0
Debt Instrument Periodic Payment Terms Balloon Payment To Be Paid After Tax					CAD 14.0
Common Stock, Shares, Issued | shares			51,990
Common Stock, Conversion Rate			95.00%
Debt Instrument, Convertible, Threshold Trading Days | NumberOfDays			20
TECO Energy Inc [Member] | Emera Inc | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		CAD 1,900.0
Debt Instrument, Convertible, Conversion Percent		4.00%
Debt Instrument, Face Amount, Additional Amount						CAD 285.0
Aggregate proceeds of the Debenture Offering		CAD 2,185.0
Debt Instrument, Convertible, Conversion Per Share | CAD / shares		CAD 1,000
Debt Instrument, Convertible, Conversion Per Share, First Installment | CAD / shares		CAD 333
Debt Instrument, Convertible, Conversion Per Share, Final Installment | CAD / shares	CAD 667
Proceeds from Convertible Debt First Installment		CAD 727.6
Proceeds from Convertible Debt Net of Issuance Costs, First Installment	CAD 1,413.0	CAD 681.4
Proceeds from Convertible Debt , Final Installment	CAD 1,457.0
Debt Instrument, Convertible, Conversion Price | CAD / shares	CAD 41.85